Goodwill (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 1,108	$ 1,118
Changes in foreign exchange rates	36	(10)
Sale of steelmaking coal business	(702)
Intangible assets and goodwill, ending balance	442	1,108
Steelmaking Coal Business
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	702	702
Changes in foreign exchange rates	0	0
Sale of steelmaking coal business	(702)
Intangible assets and goodwill, ending balance	0	702
Quebrada Blanca
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	406	416
Changes in foreign exchange rates	36	(10)
Sale of steelmaking coal business	0
Intangible assets and goodwill, ending balance	$ 442	$ 406